Cash and stock-based compensation plans (Details 6) (Indexed Stock Option Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indexed Stock Option Plan [Member]
Options Outstanding	325,936	385,469	385,469
Forfeited Options	0	0	0
Expired Options	(3,542)	(4,100)
Exercised Options	(322,394)	(55,433)	0
Options Outstanding	0	325,936	385,469
Exercisable Options	0
Outstanding weighted average exercise price	$ 12.86	$ 17.98	$ 17.46
Forfeited Weighted average exercise price	$ 0	$ 0	$ 0
Expired Weighted average exercise price	$ 14.48	$ 11.87
Exercised Weighted average exercise price	$ 16.41	$ 12.12	$ 0
Outstanding weighted average exercise price	$ 0	$ 12.86	$ 17.98
Exercisable Weighted average exercise price	$ 0
Outstanding Weighted Average remaining contractual term	0 years
Exercisable Weighted Average remaining contractual term	0 years
Outstanding Aggregate intrinsic value	$ 0
Exercisable Aggregate intrinsic value	$ 1,213	$ 235